Other Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Other Expenses
Other expenses for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Cost of operating leases		¥—		¥30,038		¥30,281
Cost related to IT solution services and IT systems		117,171		109,346		94,071
Provision for interest repayment		110,115		22,061		28,818
Losses on disposal of property, plant and equipment, and other intangible assets		14,828		9,360		6,377
Impairment losses of property, plant and equipment		5,461		4,168		31,617
Impairment losses of intangible assets		9,583		9,648		135,519
Losses on sales of investments in subsidiaries and associates (1)		1,266		85,419		8,216
Impairment losses of investments in associates and joint ventures (2)(3) (4)		138,104		93,046		56,461
Losses on step acquisition of subsidiaries		—		1,249		—
Others		99,059		96,683		107,242

Total other expenses		¥495,587		¥461,018		¥498,602

(1)	For the fiscal year ended March 31, 2024, the Group recognized a loss on sales of investments in subsidiaries and associates of ¥84,578 million upon sales of its subsidiary, SMBC Rail Services LLC.
(2)
For the fiscal years ended March 31, 2024 and 2023, the Group recognized an impairment loss of ¥18,935 million and ¥33,932 million, respectively, on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.

(3)
For the fiscal years ended March 31, 2025 and 2024, the Group recognized an impairment loss of ¥59,264 million and ¥64,709 million, respectively, on investments in associates and joint ventures, VPBank SMBC Finance Company Limited, due to the decline in the recoverable amount as determined by the value in use calculation.

(4)
For the fiscal year ended March 31, 2025, the Group recognized an impairment loss of ¥74,982 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, Vietnam Prosperity Joint-Stock Commercial Bank.